CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Sep. 01, 2021	Mar. 31, 2021	Jul. 27, 2020	May 29, 2020	Apr. 22, 2020	Mar. 31, 2020
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.0002		$ 0.0002		$ 0.0002	$ 0.00015	$ 0.0002
Ordinary shares, shares authorized	500,000,000		500,000,000		500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	14,900,000		12,000,000				9,000,000
Ordinary shares, shares outstanding	14,900,000	14,900,000	12,000,000	12,000,000	9,000,000	12,000,000	9,000,000